Financial instruments - Schedule of Assumptions and Inputs (Details)	Jun. 30, 2025 shares	Dec. 31, 2024 shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Number of shares (in shares)	311,601,154	301,805,677
Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Number of shares (in shares)	19,165,000	19,165,000
Share price | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	9.12	13.23
Volatility rate | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.430	0.520
Risk-free rate | Predecessor Earn Out Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0370	0.0426